UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund:	BlackRock FundsSM
BlackRock Advantage Small Cap Growth Fund

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock FundsSM, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2023

Date of reporting period: 03/31/2023

Item 1 –	Report to Stockholders

(a) The Report to Shareholders is attached herewith.

MARCH 31, 2023

2023 Semi-Annual Report (Unaudited)

BlackRock FundsSM

•	BlackRock Advantage Small Cap Growth Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

Significant economic headwinds emerged during the 12-month reporting period ended March 31, 2023, as investors navigated changing economic conditions and volatile markets. The U.S. economy shrank in the first half of 2022 before returning to modest growth in the second half of the year, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high before beginning to moderate.

Equity prices fell as interest rates rose, particularly during the first half of the reporting period. Both large- and small-capitalization U.S. stocks declined, although equities began to recover in the second half of the period as inflation eased and economic growth resumed. Emerging market stocks and international equities from developed markets declined overall, pressured by rising interest rates and volatile commodities prices.

The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to fluctuating inflation data and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and higher interest rates led to rising borrowing costs for corporate issuers.

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates eight times. Furthermore, the Fed wound down its bond-buying programs and accelerated the reduction of its balance sheet.

Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth slowed in the last year, we believe that taming inflation requires a more substantial decline that lowers demand to a level more in line with the economy’s productive capacity. Although the Fed has decelerated the pace of interest rate hikes, we believe that it still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions. Turmoil in the banking sector late in the period highlighted the potential for the knock-on effects of substantially higher interest rates to disrupt markets with little warning.

While we favor an overweight to equities in the long term, we prefer an underweight stance on equities overall in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with the possibility of a recession. Nevertheless, we are overweight on emerging market stocks as we believe a weakening U.S. dollar provides a supportive backdrop. We also see long-term opportunities in credit, where we believe that valuations are appealing and higher yields provide attractive income, although we are neutral on credit in the near term, as we’re concerned about tightening credit and financial conditions. However, we believe there are still some strong opportunities for a six- to twelve-month horizon, particularly short-term U.S. Treasuries, global inflation-linked bonds, and emerging market bonds denominated in local currency.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of March 31, 2023
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	15.62%	(7.73)%
U.S. small cap equities (Russell 2000® Index)	9.14	(11.61)
International equities (MSCI Europe, Australasia, Far East Index)	27.27	(1.38)
Emerging market equities (MSCI Emerging Markets Index)	14.04	(10.70)
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	1.93	2.52
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	4.38	(6.90)
U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	4.89	(4.78)
Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	7.00	0.26
U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	7.88	(3.35)
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of March 31, 2023	BlackRock Advantage Small Cap Growth Fund

Investment Objective

BlackRock Advantage Small Cap Growth Fund’s (the “Fund”) investment objective is to seek long-term capital growth.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended March 31, 2023, all of the Fund’s share classes outperformed its benchmark, the Russell 2000® Growth Index.

What factors influenced performance?

The reporting period was marked by a continuation of market volatility amid both inflationary pressures and policy normalization concerns and ended with a focus on financial stability. As signs emerged supporting the idea that inflation had peaked and due in part to a robust earnings season, markets recovered in October and November 2022, with gains partially reversing in December 2022. This capped a challenging year, as both stocks and bonds declined for only the third calendar year since 1926. Heading into 2023, equities had a strong start to the year, supported by economic growth above expectations, falling inflation led by lower energy prices, and China reopening. However, sticky core inflation led policymakers to reiterate their hawkish rhetoric in February 2023, as markets retreated and yields rose. Cracks began to show in the financial system in March 2023, as the failure of SVB Financial led to a sharp selloff across the sector. This brought forward recession expectations, with markets pricing in interest rate cuts by the end of 2023. The resultant fall in yields led to growth briefly outperforming value as market leadership moved toward large-cap information technology names. The Fed, however, raised rates in March 2023, highlighting its focus on inflation while calming financial stability concerns. Market leadership remained largely intact, with value stocks continuing to outperform into period-end. Energy and materials stocks initially led this move before rotating to more defensive stocks within utilities and consumer staples, as ongoing statements from central bank officials suggesting tighter monetary policy combined with softening economic data escalated recession worries.

The Fund performed well despite facing a highly changeable market backdrop during the reporting period, as strong gains earlier in the period offset losses later on. Overall, more traditional fundamental and stability-related measures drove returns. This was led by insights that evaluate balance sheet metrics, which motivated a successful overweight allocation to industrials. Specifically, an insight comparing stocks across earnings yield and another that looks at attractively priced growth stocks performed well. Early in the reporting period, contrarian quality measures were also additive, as they questioned the stability of growth amid the market backdrop. One notable example was an insight that looks at the change in company net operating assets. In addition, a top-performing stability insight preferring lower-risk securities correctly positioned the portfolio within the consumer discretionary sector.

Sentiment measures were mixed during the reporting period. Late in the period, certain sentiment measures were able to provide portfolio ballast. Examples include insights capturing retail investor sentiment as well as those evaluating short-seller positioning, which did well within the healthcare sector.

Despite outperforming overall, the Fund struggled later in the reporting period, with sentiment measures looking at analyst estimates detracting from performance. Specifically, an insight which evaluates analyst estimates through key performance indicators proved wrong-footed, motivating an unsuccessful overweight allocation to healthcare. Elsewhere, non-traditional quality measures, which tend to have a growth orientation, struggled amid the early value-style market leadership. In particular, employee quality insights that look at corporate culture and at those companies retaining founders in the C-suite were top detractors. Finally, macrothematic insights looking at labor disputes, at companies well-positioned for a flattening yield-curve environment, and at informed investor positioning struggled within the industrials sector.

Describe recent portfolio activity.

The Fund maintained a balanced allocation of risk across all major drivers of return during the reporting period. However, there were several new stock selection insights added to the Fund. The Fund built upon its existing alternative data capabilities with enhanced data sets to capture informed investor positioning and to identify emerging trends. Further, within consumer intent insights, the Fund added a measure that looks at social media activity as an indicator of potential revenue growth. In addition, the Fund built upon its employee-related measures by adding an insight that identifies organizations at risk of emerging labor disputes. Finally, in light of the crisis in the financial sector, the Fund included an aggregate bank-quality signal that favors higher-quality banks.

Describe portfolio positioning at period end.

Relative to the Russell 2000® Growth Index, the Fund’s positioning remained largely sector-neutral. The Fund maintained slight overweight positions in industrials and healthcare, while maintaining slight underweight positions in the financials and materials sectors.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of March 31, 2023 (continued)	BlackRock Advantage Small Cap Growth Fund

Performance

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	12.06%	(9.68)%	N/A	6.18%	N/A	8.55%	N/A
Investor A	11.80	(9.99)	(14.71)%	5.90	4.77%	8.25	7.67%
Class K	12.06	(9.62)	N/A	6.23	N/A	8.58	N/A
Class R	11.82	(10.13)	N/A	5.65	N/A	8.01	N/A
Russell 2000® Growth Index(c)	10.46	(10.60)	N/A	4.26	N/A	8.49	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small cap companies and at least 80% of its net assets (plus any borrowings for investment purposes) in securities or instruments of issuers located in the United States.

(c)

An index that measures performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® Index companies with higher price-to-value ratios and higher forecasted growth values.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual				Hypothetical 5% Return

	Beginning Account Value (10/01/22)	Ending Account Value (03/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/22)	Ending Account Value (03/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

Institutional	$ 1,000.00	$ 1,120.60	$ 2.64		$ 1,000.00	$ 1,022.44	$ 2.52		0.50%
Investor A	1,000.00	1,118.00	3.96		1,000.00	1,021.19	3.78		0.75
Class K	1,000.00	1,120.60	2.38		1,000.00	1,022.69	2.27		0.45
Class R	1,000.00	1,118.20	5.28		1,000.00	1,019.95	5.04		1.00

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

Portfolio Information

TEN LARGEST HOLDINGS

Security(a)	Percent of Net Assets

Insperity, Inc.	1.6%
Texas Roadhouse, Inc.	1.3
EMCOR Group, Inc.	1.3
Magnolia Oil & Gas Corp., Class A	1.3
Watts Water Technologies, Inc., Class A	1.2
Merit Medical Systems, Inc.	1.0
UFP Industries, Inc.	1.0
Insight Enterprises, Inc.	0.9
Franklin Electric Co., Inc.	0.9
Exponent, Inc.	0.9

SECTOR ALLOCATION

Sector(b)	Percent of Net Assets

Health Care	22.7%
Industrials	20.7
Information Technology	19.7
Consumer Discretionary	11.4
Energy	5.6
Financials	5.1
Consumer Staples	3.7
Materials	3.5
Communication Services	3.1
Utilities	1.8
Real Estate	1.4
Short-Term Securities	5.2
Liabilities in Excess of Other Assets	(3.9)

(a)	Excludes short-term investments.

(b)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

F U N D S U M M A R Y	5

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Class K Shares performance shown prior to the Class K Shares inception date of January 25, 2018 is that of Institutional Shares. The performance of the Fund’s Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Class R Shares are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain employer-sponsored retirement plans. Class R Shares performance shown prior to the Class R Shares inception date of March 2, 2018 is that of Institutional Shares and was restated to reflect Class R Shares fees.

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance tables assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver(s) and/or reimbursement(s), the Fund’s performance would have been lower. With respect to the Fund’s voluntary waiver(s), if any, the Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued at any time. With respect to the Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

6	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) March 31, 2023	BlackRock Advantage Small Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.2%
Ducommun, Inc.(a)	19	$1,040
Moog, Inc., Class A	11,415	1,150,061
Parsons Corp.(a)	176	7,874

		1,158,975

Air Freight & Logistics — 0.5%
Hub Group, Inc., Class A(a)	32,659	2,741,396

Automobile Components — 1.8%
Adient PLC(a)	20,173	826,286
Cooper-Standard Holdings, Inc.(a)	2,360	33,606
Dana, Inc.	10,827	162,946
Dorman Products, Inc.(a)	5,255	453,296
Fox Factory Holding Corp.(a)(b)	13,760	1,670,051
Gentherm, Inc.(a)	3,318	200,474
LCI Industries	1,565	171,947
Modine Manufacturing Co.(a)	46,321	1,067,699
Stoneridge, Inc.(a)	19,855	371,289
Visteon Corp.(a)	27,053	4,242,722
XPEL, Inc.(a)	1,299	88,267

		9,288,583

Banks — 0.6%
Bank of Marin Bancorp	209	4,575
Business First Bancshares, Inc.	1,204	20,625
Capital City Bank Group, Inc.	286	8,383
Enterprise Financial Services Corp.	4,071	181,526
Financial Institutions, Inc.	76	1,465
First Bank	1,623	16,392
Hancock Whitney Corp.	19,375	705,250
HBT Financial, Inc.	22	434
Heartland Financial U.S.A., Inc.	14,499	556,182
HomeTrust Bancshares, Inc.	33,711	828,953
Horizon Bancorp, Inc.	11,798	130,486
Midland States Bancorp, Inc.	7,212	154,481
OceanFirst Financial Corp.	15,053	278,179
Shore Bancshares, Inc.	2,689	38,399
Univest Financial Corp.	421	9,995
Washington Trust Bancorp, Inc.	940	32,580
Western New England Bancorp, Inc.	3,271	26,855

		2,994,760

Beverages — 1.1%
Celsius Holdings, Inc.(a)	9,292	863,598
Coca-Cola Consolidated, Inc.	3,194	1,709,046
MGP Ingredients, Inc.(b)	16,141	1,561,158
Primo Water Corp.	96,409	1,479,878

		5,613,680

Biotechnology — 8.2%
4D Molecular Therapeutics, Inc.(a)	3,942	67,763
ACADIA Pharmaceuticals, Inc.(a)	36,132	680,004
ADMA Biologics, Inc.(a)(b)	51,780	171,392
Affimed NV(a)	127,104	94,769
Agenus, Inc.(a)	201,917	306,914
Agios Pharmaceuticals, Inc.(a)	3,354	77,041
Alector, Inc.(a)(b)	100,190	620,176
Alkermes PLC(a)	106,456	3,000,995
Allogene Therapeutics, Inc.(a)	24,140	119,252
Amicus Therapeutics, Inc.(a)	79,497	881,622
Annexon, Inc.(a)	522	2,010
Apellis Pharmaceuticals, Inc.(a)	33,299	2,196,402
Arcus Biosciences, Inc.(a)	18,688	340,869
Arrowhead Pharmaceuticals, Inc.(a)	28,244	717,398

Security	Shares	Value

Biotechnology (continued)
ARS Pharmaceuticals, Inc.(a)	278	$1,810
Astria Therapeutics, Inc.(a)	948	12,608
Atara Biotherapeutics, Inc.(a)	43,307	125,590
Aurinia Pharmaceuticals, Inc.(a)	14,112	154,667
Avid Bioservices, Inc.(a)	1,729	32,436
Beam Therapeutics, Inc.(a)(b)	37,614	1,151,741
Blueprint Medicines Corp.(a)(b)	41,872	1,883,821
Bridgebio Pharma, Inc.(a)(b)	34,612	573,867
C4 Therapeutics, Inc.(a)(b)	8,721	27,384
CareDx, Inc.(a)	47,491	434,068
Catalyst Pharmaceuticals, Inc.(a)	14,406	238,851
Cerevel Therapeutics Holdings, Inc.(a)	5,217	127,243
Chinook Therapeutics, Inc.(a)	18,964	439,017
Coherus Biosciences, Inc.(a)	116,255	795,184
Crinetics Pharmaceuticals, Inc.(a)	63	1,012
Cue Biopharma, Inc.(a)	33,238	118,660
Cytokinetics, Inc.(a)	19,311	679,554
Deciphera Pharmaceuticals, Inc.(a)	30,227	467,007
Denali Therapeutics, Inc.(a)(b)	71,750	1,653,120
Dynavax Technologies Corp.(a)	41,551	407,615
Dyne Therapeutics, Inc.(a)	3,229	37,198
Editas Medicine, Inc.(a)(b)	15,531	112,600
Emergent BioSolutions, Inc.(a)	30,640	317,430
Enanta Pharmaceuticals, Inc.(a)	7,152	289,227
Erasca, Inc.(a)	461	1,388
Fate Therapeutics, Inc.(a)	126,948	723,604
FibroGen, Inc.(a)	57,274	1,068,733
Foghorn Therapeutics, Inc.(a)(b)	14,951	92,696
Generation Bio Co.(a)	799	3,436
Halozyme Therapeutics, Inc.(a)	52,827	2,017,463
Heron Therapeutics, Inc.(a)	124,983	188,724
IGM Biosciences, Inc.(a)	783	10,758
ImmunoGen, Inc.(a)(b)	47,852	183,752
Insmed, Inc.(a)	30,469	519,496
Intellia Therapeutics, Inc.(a)	39,940	1,488,564
Intercept Pharmaceuticals, Inc.(a)	41,963	563,563
Ironwood Pharmaceuticals, Inc., Class A(a)	108,110	1,137,317
iTeos Therapeutics, Inc.(a)	4,001	54,454
IVERIC bio, Inc.(a)	37,619	915,270
Karuna Therapeutics, Inc.(a)(b)	9,724	1,766,267
Karyopharm Therapeutics, Inc.(a)	113,429	441,239
Keros Therapeutics, Inc.(a)	1,767	75,451
Kiniksa Pharmaceuticals Ltd., Class A(a)	38,507	414,335
Kodiak Sciences, Inc.(a)(b)	35,295	218,829
Kronos Bio, Inc.(a)	16,008	23,372
Kura Oncology, Inc.(a)	3,054	37,350
MacroGenics, Inc.(a)(b)	26,168	187,625
Madrigal Pharmaceuticals, Inc.(a)(b)	2,226	539,271
MeiraGTx Holdings PLC(a)	46,576	240,798
MiMedx Group, Inc.(a)	1,429	4,873
Mirum Pharmaceuticals, Inc.(a)	124	2,978
Morphic Holding, Inc.(a)	7,193	270,744
Myriad Genetics, Inc.(a)	1,611	37,423
NextCure, Inc.(a)	41,254	61,056
Nkarta, Inc.(a)	21,970	77,993
Nurix Therapeutics, Inc.(a)	12,526	111,231
Olema Pharmaceuticals, Inc.(a)	1,580	5,483
PMV Pharmaceuticals, Inc.(a)	18,168	86,661
Poseida Therapeutics, Inc.(a)	26,769	82,448
Precigen, Inc.(a)	10,351	10,972
Precision BioSciences, Inc.(a)	68,977	51,981
Prometheus Biosciences, Inc.(a)	7,887	846,433

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Advantage Small Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Prothena Corp. PLC(a)(b)	7,275	$352,619
PTC Therapeutics, Inc.(a)	33,662	1,630,587
Puma Biotechnology, Inc.(a)	47,967	148,218
Recursion Pharmaceuticals, Inc., Class A(a)(b)	28,634	190,989
REGENXBIO, Inc.(a)	32,521	614,972
Relay Therapeutics, Inc.(a)	33,515	551,992
Replimune Group, Inc.(a)	2,383	42,084
Rigel Pharmaceuticals, Inc.(a)	261,229	344,822
Sana Biotechnology, Inc.(a)	23,195	75,848
Sangamo Therapeutics, Inc.(a)(b)	161,606	284,427
Seres Therapeutics, Inc.(a)	11,683	66,243
Shattuck Labs, Inc.(a)	724	2,129
Stoke Therapeutics, Inc.(a)	1,158	9,646
Sutro Biopharma, Inc.(a)	55,418	256,031
TG Therapeutics, Inc.(a)	39,834	599,103
Travere Therapeutics, Inc.(a)	46,491	1,045,583
Twist Bioscience Corp.(a)(b)	52,974	798,848
Vaxcyte, Inc.(a)	18,702	700,951
Veracyte, Inc.(a)	24,109	537,631
Vericel Corp.(a)	20,899	612,759
Vir Biotechnology, Inc.(a)	19,809	460,955
Voyager Therapeutics, Inc.(a)	4,382	33,785
Zentalis Pharmaceuticals, Inc.(a)	131	2,253

		43,284,823

Broadline Retail — 0.1%
Dillard’s, Inc., Class A(b)	1,037	319,064

Building Products — 2.0%
AAON, Inc.	18,388	1,777,936
Apogee Enterprises, Inc.	28,973	1,253,082
Builders FirstSource, Inc.(a)	1,318	117,012
Caesarstone Ltd.	1,695	7,000
Janus International Group, Inc.(a)	141,102	1,391,266
JELD-WEN Holding, Inc.(a)	21,123	267,417
PGT Innovations, Inc.(a)	2,985	74,953
UFP Industries, Inc.	68,991	5,482,715

		10,371,381

Capital Markets — 1.4%
Artisan Partners Asset Management, Inc., Class A	13,127	419,802
Avantax, Inc.(a)	5,822	153,235
Brightsphere Investment Group, Inc.	258	6,084
Cohen & Steers, Inc.	117	7,483
Federated Hermes, Inc., Class B	191	7,667
Focus Financial Partners, Inc., Class A(a)	2,272	117,849
GCM Grosvenor, Inc., Class A	1,813	14,160
Hamilton Lane, Inc., Class A	15,580	1,152,608
Houlihan Lokey, Inc., Class A	25,378	2,220,321
Moelis & Co., Class A	15,412	592,437
Open Lending Corp., Class A(a)(b)	23,976	168,791
PJT Partners, Inc., Class A	1,034	74,644
StepStone Group, Inc., Class A	33,423	811,176
Victory Capital Holdings, Inc., Class A	53,641	1,570,072

		7,316,329

Chemicals — 1.9%
American Vanguard Corp.	17	372
Cabot Corp.	17,684	1,355,302
Diversey Holdings Ltd.(a)	2,295	18,567
Hawkins, Inc.	3,226	141,234
HB Fuller Co.	9,743	666,908
Ingevity Corp.(a)	11,426	817,187
Innospec, Inc.	7,335	753,084
Livent Corp.(a)(b)	64,954	1,410,801

Security	Shares	Value

Chemicals (continued)
LSB Industries, Inc.(a)	30,258	$312,565
Orion Engineered Carbons SA	11,272	294,086
Quaker Chemical Corp.	6,505	1,287,665
Sensient Technologies Corp.	34,644	2,652,345
Stepan Co.	4,318	444,884

		10,155,000

Commercial Services & Supplies — 0.2%
BrightView Holdings, Inc.(a)	53,489	300,608
CECO Environmental Corp.(a)	8,196	114,662
CoreCivic, Inc.(a)	94	865
Healthcare Services Group, Inc.	3,653	50,667
HNI Corp.	4,753	132,324
Interface, Inc., Class A	35,743	290,233
Li-Cycle Holdings Corp.(a)	33,789	190,232

		1,079,591

Communications Equipment — 0.8%
Calix, Inc.(a)	25,104	1,345,324
Cambium Networks Corp.(a)	2,549	45,168
Digi International, Inc.(a)	11,772	396,481
Extreme Networks, Inc.(a)	136,550	2,610,836

		4,397,809

Construction & Engineering — 3.3%
API Group Corp.(a)	547	12,297
Comfort Systems U.S.A., Inc.	26,402	3,853,636
Dycom Industries, Inc.(a)(b)	12,499	1,170,531
EMCOR Group, Inc.	43,473	7,068,275
Fluor Corp.(a)	16,709	516,475
MYR Group, Inc.(a)	15,925	2,006,709
Primoris Services Corp.	34,257	844,778
Sterling Infrastructure, Inc.(a)	53,422	2,023,625

		17,496,326

Consumer Finance — 0.7%
Enova International, Inc.(a)	28,268	1,255,947
FirstCash Holdings, Inc.	14,740	1,405,754
LendingTree, Inc.(a)	24,534	654,077
Regional Management Corp.	10,147	264,735

		3,580,513

Consumer Staples Distribution & Retail — 0.2%
PriceSmart, Inc.	2,714	193,997
Sprouts Farmers Market, Inc.(a)	19,919	697,762
United Natural Foods, Inc.(a)	4,063	107,060

		998,819

Containers & Packaging — 0.1%
Myers Industries, Inc.	17,150	367,524

Diversified Consumer Services — 0.9%
2U, Inc.(a)	8,148	55,814
Chegg, Inc.(a)(b)	73,609	1,199,827
Duolingo, Inc.(a)	11,201	1,597,151
European Wax Center, Inc., Class A	61	1,159
Laureate Education, Inc., Class A	96,628	1,136,345
OneSpaWorld Holdings Ltd.(a)	7,020	84,170
Stride, Inc.(a)	15,630	613,477
Udemy, Inc.(a)	1,674	14,781

		4,702,724

Diversified REITs — 0.0%
American Assets Trust, Inc.	1,904	35,395

Diversified Telecommunication Services — 0.8%
Bandwidth, Inc., Class A(a)	36,892	560,758

8	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Advantage Small Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Telecommunication Services (continued)
EchoStar Corp., Class A(a)	2,602	$47,591
IDT Corp., Class B(a)	15,864	540,645
Iridium Communications, Inc.	18,790	1,163,665
Ooma, Inc.(a)	130,629	1,634,169

		3,946,828

Electrical Equipment — 1.6%
Allied Motion Technologies, Inc.	273	10,551
Array Technologies, Inc.(a)	19,253	421,256
Atkore, Inc.(a)(b)	25,700	3,610,336
Bloom Energy Corp., Class A(a)(b)	98,414	1,961,391
NEXTracker, Inc., Class A(a)	9,484	343,890
Shoals Technologies Group, Inc., Class A(a)	46,793	1,066,412
SunPower Corp.(a)	73,248	1,013,752
Thermon Group Holdings, Inc.(a)	174	4,336
TPI Composites, Inc.(a)(b)	14,971	195,372

		8,627,296

Electronic Equipment, Instruments & Components — 3.4%
Advanced Energy Industries, Inc.	6,699	656,502
Badger Meter, Inc.	1,827	222,565
Belden, Inc.	32,024	2,778,722
Fabrinet(a)	24,695	2,932,778
Insight Enterprises, Inc.(a)	33,838	4,837,480
Napco Security Technologies, Inc.(a)	21,171	795,606
OSI Systems, Inc.(a)	2,852	291,931
PC Connection, Inc.	23,407	1,052,379
Plexus Corp.(a)	8,779	856,567
Sanmina Corp.(a)	55,834	3,405,316
ScanSource, Inc.(a)	7,822	238,102

		18,067,948

Energy Equipment & Services — 2.0%
Borr Drilling Ltd.(a)	148,057	1,122,272
Cactus, Inc., Class A	3,001	123,731
ChampionX Corp.	46,302	1,256,173
Helmerich & Payne, Inc.	5,187	185,435
Liberty Energy, Inc., Class A	210,372	2,694,865
Nabors Industries Ltd.(a)	5,557	677,454
Patterson-UTI Energy, Inc.	188,197	2,201,905
ProPetro Holding Corp.(a)	165,582	1,190,535
RPC, Inc.	26,648	204,923
Solaris Oilfield Infrastructure, Inc., Class A	14,988	127,998
U.S. Silica Holdings, Inc.(a)	65,811	785,783

		10,571,074

Entertainment — 0.1%
Cinemark Holdings, Inc.(a)	27,243	402,924
Lions Gate Entertainment Corp., Class A(a)	2,897	32,070

		434,994

Financial Services — 1.1%
AvidXchange Holdings, Inc.(a)(b)	81,378	634,748
Cantaloupe, Inc.(a)	1,355	7,724
Essent Group Ltd.	5,724	229,246
Flywire Corp.(a)	14,804	434,646
Marqeta, Inc., Class A(a)	304,413	1,391,167
Payoneer Global, Inc.(a)	102,533	643,907
Paysafe Ltd.(a)	21,064	363,771
Remitly Global, Inc.(a)	4,781	81,038
Repay Holdings Corp.(a)(b)	36,744	241,408
StoneCo Ltd., Class A(a)	192,312	1,834,657
Velocity Financial, Inc.(a)	303	2,736

		5,865,048

Security	Shares	Value

Food Products — 1.5%
Cal-Maine Foods, Inc.	9,706	$590,998
Lancaster Colony Corp.	10,883	2,207,943
Simply Good Foods Co.(a)	51,534	2,049,507
Sovos Brands, Inc.(a)(b)	79,145	1,320,139
SunOpta, Inc.(a)	95,091	732,201
Vital Farms, Inc.(a)	52,969	810,426

		7,711,214

Gas Utilities — 0.3%
Brookfield Infrastructure Corp., Class A	38,962	1,794,590
New Jersey Resources Corp.	260	13,832

		1,808,422

Ground Transportation — 0.6%
ArcBest Corp.	5,109	472,174
Covenant Logistics Group, Inc., Class A	1,871	66,271
Daseke, Inc.(a)	603	4,661
Marten Transport Ltd.	11,194	234,514
Saia, Inc.(a)(b)	9,349	2,543,676

		3,321,296

Health Care Equipment & Supplies — 5.9%
Accuray, Inc.(a)	77,759	230,944
AngioDynamics, Inc.(a)	24,401	252,306
AtriCure, Inc.(a)	27,959	1,158,901
Atrion Corp.	806	506,095
Axogen, Inc.(a)	46,495	439,378
Axonics, Inc.(a)	9,320	508,499
Cardiovascular Systems, Inc.(a)	9,553	189,723
Cerus Corp.(a)	145,061	430,831
Embecta Corp.	13,586	382,038
Figs, Inc., Class A(a)	39,511	244,573
Haemonetics Corp.(a)	23,944	1,981,366
Heska Corp.(a)	3,118	304,379
Inari Medical, Inc.(a)	3,328	205,471
Inogen, Inc.(a)	851	10,621
Inspire Medical Systems, Inc.(a)	11,694	2,737,215
iRadimed Corp.	3,142	123,638
iRhythm Technologies, Inc.(a)	5,635	698,909
Lantheus Holdings, Inc.(a)	24,788	2,046,497
LivaNova PLC(a)	45,722	1,992,565
Merit Medical Systems, Inc.(a)	74,705	5,524,435
Nano-X Imaging Ltd.(a)	116	669
Neogen Corp.(a)	34,909	646,515
Nevro Corp.(a)	37,014	1,338,056
NuVasive, Inc.(a)	23,125	955,294
Omnicell, Inc.(a)	14,993	879,639
OraSure Technologies, Inc.(a)	28,288	171,142
Orchestra BioMed Holdings, Inc.(a)(b)	292	5,714
Paragon 28, Inc.(a)	2,610	44,553
Pulmonx Corp.(a)	7,325	81,894
Shockwave Medical, Inc.(a)	18,233	3,953,461
SI-BONE, Inc.(a)	9,218	181,318
STAAR Surgical Co.(a)	23,667	1,513,505
Tactile Systems Technology, Inc.(a)	60,036	985,791
Varex Imaging Corp.(a)	3,406	61,955
ViewRay, Inc.(a)	60,470	209,226
Zynex, Inc.(a)	6,712	80,544

		31,077,660

Health Care Providers & Services — 3.7%
Accolade, Inc.(a)	870	12,511
Alignment Healthcare, Inc.(a)	48,863	310,769
AMN Healthcare Services, Inc.(a)	28,192	2,338,808
Clover Health Investments Corp.(a)(b)	303,971	256,886

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Advantage Small Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
CorVel Corp.(a)	206	$39,198
Cross Country Healthcare, Inc.(a)	8,696	194,095
Ensign Group, Inc.	29,433	2,812,029
Fulgent Genetics, Inc.(a)	565	17,639
HealthEquity, Inc.(a)	44,978	2,640,658
Hims & Hers Health, Inc., Class A(a)	72,222	716,442
Joint Corp.(a)	19,235	323,725
LifeStance Health Group, Inc.(a)	491	3,648
Option Care Health, Inc.(a)	146,850	4,665,425
PetIQ, Inc., Class A(a)	20,735	237,208
Privia Health Group, Inc.(a)(b)	66,789	1,844,044
Progyny, Inc.(a)	72,074	2,315,017
RadNet, Inc.(a)	181	4,530
Surgery Partners, Inc.(a)	7,976	274,933
Viemed Healthcare, Inc.(a)	33,742	325,948

		19,333,513

Health Care Technology — 1.1%
Babylon Holdings Ltd, Class A(a)(b)	3,279	16,689
Evolent Health, Inc., Class A(a)	69,943	2,269,650
Health Catalyst, Inc.(a)	6,909	80,628
HealthStream, Inc.(a)	26,040	705,684
NextGen Healthcare, Inc.(a)	34,441	599,618
Phreesia, Inc.(a)	25,722	830,563
Schrodinger, Inc.(a)	10,827	285,075
Veradigm, Inc.(a)	78,908	1,029,750

		5,817,657

Hotel & Resort REITs — 0.1%
Braemar Hotels & Resorts, Inc.	968	3,736
Chatham Lodging Trust	22,171	232,574
Hersha Hospitality Trust, Class A	33,928	227,996
Ryman Hospitality Properties, Inc.	368	33,021

		497,327

Hotels, Restaurants & Leisure — 3.9%
Accel Entertainment, Inc.(a)	10,962	99,864
Bally’s Corp.(a)(b)	13,702	267,463
Dave & Buster’s Entertainment, Inc.(a)	51,922	1,910,210
Everi Holdings, Inc.(a)	25,201	432,197
First Watch Restaurant Group, Inc.(a)	1,686	27,077
Golden Entertainment, Inc.(a)	191	8,310
Hilton Grand Vacations, Inc.(a)	97,474	4,330,770
Monarch Casino & Resort, Inc.	13,761	1,020,378
Noodles & Co., Class A(a)	12,422	60,247
Papa John’s International, Inc.	15,175	1,137,063
Portillo’s, Inc., Class A(a)	9,214	196,903
Red Rock Resorts, Inc., Class A	40	1,783
Rush Street Interactive, Inc., Class A(a)	28,149	87,543
Ruth’s Hospitality Group, Inc.	2,794	45,878
Shake Shack, Inc., Class A(a)	2,205	122,355
Texas Roadhouse, Inc.	65,846	7,115,319
Wingstop, Inc.	18,881	3,466,174

		20,329,534

Household Durables — 1.2%
Bassett Furniture Industries, Inc.	352	6,266
Century Communities, Inc.	2,012	128,607
Installed Building Products, Inc.	39,171	4,466,669
Landsea Homes Corp.(a)	447	2,709
Skyline Champion Corp.(a)	19,710	1,482,783

		6,087,034

Security	Shares	Value

Household Products — 0.1%
Central Garden & Pet Co.(a)	1,567	$64,341
Central Garden & Pet Co., Class A, NVS(a)	11,680	456,338

		520,679

Independent Power and Renewable Electricity Producers — 1.4%
Clearway Energy, Inc., Class A	122,433	3,676,663
Clearway Energy, Inc., Class C	118,373	3,708,626

		7,385,289

Industrial REITs — 0.0%
Industrial Logistics Properties Trust	43,466	133,441

Insurance — 1.3%
Ambac Financial Group, Inc.(a)	392	6,068
CNO Financial Group, Inc.	1,598	35,460
eHealth, Inc.(a)	15,647	146,456
Goosehead Insurance, Inc., Class A(a)	8,292	432,842
Investors Title Co.	88	13,288
Kinsale Capital Group, Inc.	10,194	3,059,729
Mercury General Corp.	4,442	140,989
NI Holdings, Inc.(a)	966	12,558
Oscar Health, Inc., Class A(a)	61,962	405,232
Palomar Holdings, Inc.(a)	2,536	139,987
RLI Corp.	16,242	2,158,724
Trupanion, Inc.(a)(b)	12,135	520,470
Universal Insurance Holdings, Inc.	454	8,272

		7,080,075

Interactive Media & Services — 2.1%
Bumble, Inc., Class A(a)	49,944	976,405
Cargurus, Inc.(a)	45,569	851,229
DHI Group, Inc.(a)	30,999	120,276
Eventbrite, Inc., Class A(a)	166,644	1,429,806
EverQuote, Inc., Class A(a)	7,021	97,592
MediaAlpha, Inc., Class A(a)	1,235	18,500
QuinStreet, Inc.(a)	8,021	127,293
Shutterstock, Inc.	37,699	2,736,948
Vimeo, Inc.(a)	318,387	1,219,422
Yelp, Inc.(a)	65,311	2,005,048
ZipRecruiter, Inc., Class A(a)	74,744	1,191,419

		10,773,938

IT Services — 0.8%
Backblaze, Inc., Class A(a)	931	4,701
Brightcove, Inc.(a)	34,243	152,381
Cyxtera Technologies, Inc.(a)	301	92
DigitalOcean Holdings, Inc.(a)(b)	34,930	1,368,208
Fastly, Inc., Class A(a)(b)	15,700	278,832
Grid Dynamics Holdings, Inc.(a)	38,071	436,294
Hackett Group, Inc.	40,102	741,085
Information Services Group, Inc.	15,922	81,043
Perficient, Inc.(a)	13,498	974,421
Squarespace, Inc., Class A(a)	8,486	269,600
Unisys Corp.(a)	4,717	18,302

		4,324,959

Leisure Products — 0.3%
Malibu Boats, Inc., Class A(a)	3,707	209,260
MasterCraft Boat Holdings, Inc.(a)	35,304	1,074,301

		1,283,561

Life Sciences Tools & Services — 1.2%
AbCellera Biologics, Inc.(a)(b)	79,647	600,538
Adaptive Biotechnologies Corp.(a)	61,496	543,010
Alpha Teknova, Inc.(a)	159	471
BioLife Solutions, Inc.(a)	15	326

10	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Advantage Small Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services (continued)
Codexis, Inc.(a)	120,155	$497,442
CryoPort, Inc.(a)	16,858	404,592
Cytek Biosciences, Inc.(a)	6,808	62,565
MaxCyte, Inc.(a)	14,727	72,899
Medpace Holdings, Inc.(a)	12,691	2,386,542
NanoString Technologies, Inc.(a)	47,812	473,339
Personalis, Inc.(a)(b)	132,856	366,682
PhenomeX, Inc.(a)	51,217	59,412
Quanterix Corp.(a)	1,096	12,352
Seer, Inc., Class A(a)	76,085	293,688
Singular Genomics Systems, Inc.(a)	1,214	1,469
SomaLogic, Inc., Class A(a)	100,203	255,518

		6,030,845

Machinery — 4.6%
Alamo Group, Inc.	2,098	386,368
Astec Industries, Inc.	7,912	326,370
Chart Industries, Inc.(a)	9,810	1,230,174
CIRCOR International, Inc.(a)	145	4,512
Energy Recovery, Inc.(a)	42,910	989,075
Enerpac Tool Group Corp.	2,982	76,041
EnPro Industries, Inc.	64	6,649
Evoqua Water Technologies Corp.(a)	54,028	2,686,272
Federal Signal Corp.	2,982	161,654
Franklin Electric Co., Inc.	51,029	4,801,829
John Bean Technologies Corp.	15,544	1,698,804
Kadant, Inc.	3,388	706,466
Lindsay Corp.	7,385	1,116,095
Manitowoc Co., Inc.(a)	45,790	782,551
Mueller Industries, Inc.	18	1,323
SPX Technologies, Inc.(a)	13,500	952,830
Terex Corp.	38,477	1,861,517
Titan International, Inc.(a)	27,849	291,858
Wabash National Corp.	8,442	207,589
Watts Water Technologies, Inc., Class A	36,707	6,178,522

		24,466,499

Marine Transportation — 0.1%
Matson, Inc.	7,162	427,357

Media — 0.2%
Cardlytics, Inc.(a)(b)	482	1,636
Clear Channel Outdoor Holdings, Inc.(a)	11,432	13,719
Gambling.com Group Ltd.(a)	8,890	88,100
Integral Ad Science Holding Corp.(a)	8,245	117,656
Sinclair Broadcast Group, Inc., Class A	8,608	147,713
Thryv Holdings, Inc.(a)	36,280	836,617
WideOpenWest, Inc.(a)	2,262	24,045

		1,229,486

Metals & Mining — 1.5%
ATI, Inc.(a)	2,968	117,117
Century Aluminum Co.(a)	9,936	99,360
Coeur Mining, Inc.(a)	25,466	101,610
Commercial Metals Co.	88,118	4,308,970
Constellium SE(a)	65,554	1,001,665
Kaiser Aluminum Corp.	935	69,779
Materion Corp.	979	113,564
Novagold Resources, Inc.(a)	207,492	1,290,600
Perpetua Resources Corp.(a)	1,131	5,033
PolyMet Mining Corp.(a)	2,694	5,792
Schnitzer Steel Industries, Inc., Class A	27,922	868,374

		7,981,864

Security	Shares	Value

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Arbor Realty Trust, Inc.	2,258	$25,944

Office REITs — 0.1%
Paramount Group, Inc.	51,684	235,679

Oil, Gas & Consumable Fuels — 3.6%
Ardmore Shipping Corp.	36,206	538,383
Berry Corp.	12,690	99,617
Callon Petroleum Co.(a)	9,471	316,710
Chord Energy Corp.	6,418	863,863
Civitas Resources, Inc.	14,234	972,752
DHT Holdings, Inc.	14,950	161,610
Energy Fuels, Inc.(a)	32,435	180,987
Magnolia Oil & Gas Corp., Class A	320,406	7,010,483
Matador Resources Co.	62,673	2,986,368
Murphy Oil Corp.	31,349	1,159,286
Ovintiv, Inc.	16,987	612,891
PBF Energy, Inc., Class A	2,961	128,389
Scorpio Tankers, Inc.	529	29,788
SM Energy Co.	92,623	2,608,264
Talos Energy, Inc.(a)	16,380	243,079
World Fuel Services Corp.	46,027	1,175,990

		19,088,460

Passenger Airlines — 0.1%
Allegiant Travel Co.(a)	2,156	198,309
Hawaiian Holdings, Inc.(a)	24,847	227,599
SkyWest, Inc.(a)	1,453	32,213
Wheels Up Experience, Inc., Class A(a)	56,767	35,922

		494,043

Personal Care Products — 0.7%
BellRing Brands, Inc.(a)	16,332	555,288
elf Beauty, Inc.(a)	38,081	3,135,970
USANA Health Sciences, Inc.(a)	3,614	227,321

		3,918,579

Pharmaceuticals — 2.7%
Aclaris Therapeutics, Inc.(a)	13,960	112,936
Amphastar Pharmaceuticals, Inc.(a)	27,455	1,029,563
Arvinas, Inc.(a)	27,563	753,021
Assertio Holdings, Inc.(a)	958	6,103
Athira Pharma, Inc.(a)	292	730
Axsome Therapeutics, Inc.(a)	3,653	225,317
Collegium Pharmaceutical, Inc.(a)	41,845	1,003,862
Corcept Therapeutics, Inc.(a)(b)	94,914	2,055,837
Harmony Biosciences Holdings, Inc.(a)	36,028	1,176,314
Innoviva, Inc.(a)	8,998	101,228
Intra-Cellular Therapies, Inc.(a)	32,060	1,736,049
Ligand Pharmaceuticals, Inc.(a)	7,465	549,125
Mind Medicine MindMed, Inc.(a)	2,537	8,044
Nektar Therapeutics(a)	90,221	63,416
NGM Biopharmaceuticals, Inc.(a)	28,869	117,786
Nuvation Bio, Inc.(a)	104,814	173,991
Pacira BioSciences, Inc.(a)	37,505	1,530,579
Prestige Consumer Healthcare, Inc.(a)	18,226	1,141,494
Provention Bio, Inc.(a)	6,284	151,444
Reata Pharmaceuticals, Inc., Class A(a)	7,026	638,804
Revance Therapeutics, Inc.(a)	16,196	521,673
Scilex Holding Co., NVS(a)(c)	29,374	238,124
Supernus Pharmaceuticals, Inc.(a)	20,809	753,910
Tarsus Pharmaceuticals, Inc.(a)	5,836	73,359
Xeris Biopharma Holdings, Inc.(a)(b)	58,472	95,309

		14,258,018

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Advantage Small Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services — 4.3%
ASGN, Inc.(a)(b)	13,230	$1,093,724
CBIZ, Inc.(a)	503	24,894
CRA International, Inc.	220	23,720
CSG Systems International, Inc.	4,159	223,338
ExlService Holdings, Inc.(a)	28,705	4,645,330
Exponent, Inc.	46,991	4,684,533
Franklin Covey Co.(a)	96	3,693
Huron Consulting Group, Inc.(a)	258	20,736
IBEX Holdings Ltd.(a)	2,546	62,122
Insperity, Inc.	69,696	8,471,549
KBR, Inc.	6,620	364,431
Kelly Services, Inc., Class A, NVS	4,900	81,291
Kforce, Inc.	35,938	2,272,719
Maximus, Inc.	9,847	774,959
Mistras Group, Inc.(a)	4,018	27,242
Upwork, Inc.(a)	8,401	95,099

		22,869,380

Real Estate Management & Development — 0.4%
Compass, Inc., Class A(a)	11,183	36,121
eXp World Holdings, Inc.(b)	27,465	348,531
Redfin Corp.(a)	36,994	335,166
RMR Group, Inc., Class A	54,219	1,422,706

		2,142,524

Residential REITs — 0.2%
NexPoint Residential Trust, Inc.	22,712	991,833

Retail REITs — 0.1%
Kite Realty Group Trust	34,530	722,368

Semiconductors & Semiconductor Equipment — 5.0%
Ambarella, Inc.(a)	25,626	1,983,965
Amkor Technology, Inc.	85,420	2,222,628
Axcelis Technologies, Inc.(a)(b)	29,962	3,992,437
Diodes, Inc.(a)	179	16,604
FormFactor, Inc.(a)	48,547	1,546,222
Lattice Semiconductor Corp.(a)	10,893	1,040,282
MaxLinear, Inc.(a)	83,308	2,933,275
Photronics, Inc.(a)	66,723	1,106,267
Power Integrations, Inc.	20,205	1,710,151
Rambus, Inc.(a)	41,724	2,138,772
Semtech Corp.(a)	117,929	2,846,806
Silicon Laboratories, Inc.(a)	16,292	2,852,566
SiTime Corp.(a)	292	41,531
Synaptics, Inc.(a)	15,193	1,688,702
Veeco Instruments, Inc.(a)	8,992	190,001

		26,310,209

Software — 8.7%
8x8, Inc.(a)	171,026	713,178
A10 Networks, Inc.	24,233	375,369
ACI Worldwide, Inc.(a)	88,904	2,398,630
Agilysys, Inc.(a)	3,556	293,406
Alarm.com Holdings, Inc.(a)	2,782	139,879
Appfolio, Inc., Class A(a)	16,763	2,086,658
Asana, Inc., Class A(a)	57,630	1,217,722
Blackline, Inc.(a)	21,827	1,465,683
Box, Inc., Class A(a)	86,564	2,319,050
Clear Secure, Inc., Class A	32,034	838,330
CommVault Systems, Inc.(a)	1,993	113,083
Couchbase, Inc.(a)	13,076	183,849
CS Disco, Inc.(a)	152	1,009
Domo, Inc., Class B(a)	74,787	1,061,227
eGain Corp.(a)	526	3,992

Security	Shares	Value

Software (continued)
Enfusion, Inc., Class A(a)	1,834	$19,257
EngageSmart, Inc.(a)	106,825	2,056,381
Everbridge, Inc.(a)	53,195	1,844,271
Expensify, Inc., Class A(a)	21,320	173,758
Intapp, Inc.(a)	17,787	797,569
Kaleyra, Inc.(a)	300	495
LivePerson, Inc.(a)	108,274	477,488
Matterport, Inc.(a)	18,584	50,734
Model N, Inc.(a)	41,289	1,381,943
Momentive Global, Inc.(a)	110,152	1,026,617
PagerDuty, Inc.(a)	72,977	2,552,735
Palantir Technologies, Inc., Class A(a)	12	101
PowerSchool Holdings, Inc., Class A(a)	40,402	800,768
PROS Holdings, Inc.(a)	46,489	1,273,799
Q2 Holdings, Inc.(a)	67,403	1,659,462
Qualys, Inc.(a)(b)	7,288	947,586
Rapid7, Inc.(a)	51,058	2,344,073
SEMrush Holdings, Inc., Class A(a)	50,813	510,671
Sprout Social, Inc., Class A(a)(b)	24,862	1,513,599
SPS Commerce, Inc.(a)(b)	7,886	1,201,038
Sumo Logic, Inc.(a)	23,686	283,758
Tenable Holdings, Inc.(a)	82,404	3,915,014
Upland Software, Inc.(a)	2,625	11,287
Varonis Systems, Inc.(a)	87,255	2,269,503
Verint Systems, Inc.(a)	43,654	1,625,675
Vertex, Inc., Class A(a)	2,825	58,449
Workiva, Inc., Class A(a)(b)	13,988	1,432,511
Yext, Inc.(a)	52,728	506,716
Zeta Global Holdings Corp., Class A(a)(b)	40,315	436,611
Zuora, Inc., Class A(a)	148,371	1,465,905

		45,848,839

Specialized REITs — 0.5%
Outfront Media, Inc.	173,383	2,814,006

Specialty Retail — 2.4%
1-800-Flowers.com, Inc., Class A(a)	412	4,738
Aaron’s Co., Inc.	4,758	45,962
Abercrombie & Fitch Co., Class A(a)	3,531	97,985
Arko Corp., Class A	5,261	44,666
Boot Barn Holdings, Inc.(a)	9,632	738,196
Brilliant Earth Group, Inc., Class A(a)	493	1,928
CarParts.com, Inc.(a)(b)	95,451	509,708
Chico’s FAS, Inc.(a)	205,377	1,129,574
Conn’s, Inc.(a)	50,042	303,255
Container Store Group, Inc.(a)	6,043	20,727
Duluth Holdings, Inc., Class B(a)	8,863	56,546
Group 1 Automotive, Inc.	9,678	2,191,293
Haverty Furniture Cos., Inc.	5	160
Murphy U.S.A., Inc.	13,673	3,528,318
Overstock.com, Inc.(a)(b)	41,371	838,590
Sonic Automotive, Inc., Class A	4,387	238,390
Stitch Fix, Inc., Class A(a)(b)	111,758	571,083
Urban Outfitters, Inc.(a)	66,317	1,838,307
Warby Parker, Inc., Class A(a)(b)	43,433	459,955

		12,619,381

Technology Hardware, Storage & Peripherals — 0.5%
Avid Technology, Inc.(a)	14,567	465,853
Super Micro Computer, Inc.(a)	21,229	2,261,950
Xerox Holdings Corp.	2,461	37,899

		2,765,702

Textiles, Apparel & Luxury Goods — 1.0%
Crocs, Inc.(a)	20,646	2,610,480

12	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Advantage Small Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Ermenegildo Zegna NV(b)	18,901	$257,810
Kontoor Brands, Inc.	31,050	1,502,510
Oxford Industries, Inc.	10,597	1,118,937

		5,489,737

Tobacco — 0.1%
Turning Point Brands, Inc.	26,517	556,857

Trading Companies & Distributors — 3.0%
Applied Industrial Technologies, Inc.	22,754	3,234,026
Boise Cascade Co.	4,992	315,744
GATX Corp.	3,931	432,489
Global Industrial Co.	1,998	53,626
GMS, Inc.(a)	27,883	1,614,147
H&E Equipment Services, Inc.	17,645	780,438
Herc Holdings, Inc.	29,455	3,354,925
Karat Packaging, Inc.	19,976	266,280
McGrath RentCorp.	28,782	2,685,648
MRC Global, Inc.(a)	38,622	375,406
NOW, Inc.(a)	1,238	13,804
Rush Enterprises, Inc., Class A	52,298	2,855,471

		15,982,004

Total Common Stocks — 98.3% (Cost: $479,861,918)		518,171,093

Preferred Securities

Preferred Stocks — 0.4%

Software — 0.4%
Illumio, Inc., Series C(a)(c)(d)	311,155	2,230,981

Technology Hardware, Storage & Peripherals — 0.0%
AliphCom
Series 6, 0.00%(a)(c)(d)	8,264	—
Series 8, 0.00%(a)(d)	192,156	2

		2

Total Preferred Securities — 0.4% (Cost: $2,175,301)		2,230,983

Rights

Biotechnology — 0.0%
Aduro Biotech, Inc., CVR(a)(d)	18,964	48,149

Security	Shares	Value

Biotechnology (continued)
Flexion Therapeutics, Inc., CVR(a)(d)	33,053	$20,493
Prevail Therapeutics, Inc., CVR(a)(d)	10,004	5,002

		73,644

Metals & Mining — 0.0%
Pan American Silver Corp., CVR(a)	36,363	20,000

Pharmaceuticals — 0.0%
Ipsen, CVR(a)(d)	7,975	24,802

Total Rights — 0.0% (Cost: $ —)		118,446

Total Long-Term Investments — 98.7% (Cost: $482,037,219)		520,520,522

Short-Term Securities

Money Market Funds — 5.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.70%(e)(f)	10,179,886	10,179,886
SL Liquidity Series, LLC, Money Market Series, 5.01%(e)(f)(g)	17,340,156	17,340,156

Total Short-Term Securities — 5.2% (Cost: $27,509,158)		27,520,042

Total Investments — 103.9% (Cost: $509,546,377)		548,040,564

Liabilities in Excess of Other Assets — (3.9)%		(20,715,545)

Net Assets — 100.0%		$527,325,019

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $2,469,105, representing 0.5% of its net assets as of period end, and an original cost of $1,377,726.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 09/30/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/23	Shares Held at 03/31/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$4,474,452	$5,705,434	(a)	$—		$—	$—	$10,179,886	10,179,886	$98,892		$—
SL Liquidity Series, LLC, Money Market Series	31,251,896	—		(13,906,494	)(a)	(688)	(4,558)	17,340,156	17,340,156	49,856	(b)	—

						$(688)	$(4,558)	$27,520,042		$148,748		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Advantage Small Cap Growth Fund

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini Index	81	06/16/23	$7,345	$102,465

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$102,465	$—	$—	$—	$102,465

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended March 31, 2023, the effect of derivative financial instruments in the Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(606,248)	$—	$—	$—	$(606,248)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$460,680	$—	$—	$—	$460,680

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$6,372,960

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$1,158,975	$—	$—	$1,158,975
Air Freight & Logistics	2,741,396	—	—	2,741,396
Automobile Components	9,288,583	—	—	9,288,583

14	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Advantage Small Cap Growth Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Banks	$2,994,760	$—	$—	$2,994,760
Beverages	5,613,680	—	—	5,613,680
Biotechnology	43,284,823	—	—	43,284,823
Broadline Retail	319,064	—	—	319,064
Building Products	10,371,381	—	—	10,371,381
Capital Markets	7,316,329	—	—	7,316,329
Chemicals	10,155,000	—	—	10,155,000
Commercial Services & Supplies	1,079,591	—	—	1,079,591
Communications Equipment	4,397,809	—	—	4,397,809
Construction & Engineering	17,496,326	—	—	17,496,326
Consumer Finance	3,580,513	—	—	3,580,513
Consumer Staples Distribution & Retail	998,819	—	—	998,819
Containers & Packaging	367,524	—	—	367,524
Diversified Consumer Services	4,702,724	—	—	4,702,724
Diversified REITs	35,395	—	—	35,395
Diversified Telecommunication Services	3,946,828	—	—	3,946,828
Electrical Equipment	8,627,296	—	—	8,627,296
Electronic Equipment, Instruments & Components	18,067,948	—	—	18,067,948
Energy Equipment & Services	10,571,074	—	—	10,571,074
Entertainment	434,994	—	—	434,994
Financial Services	5,865,048	—	—	5,865,048
Food Products	7,711,214	—	—	7,711,214
Gas Utilities	1,808,422	—	—	1,808,422
Ground Transportation	3,321,296	—	—	3,321,296
Health Care Equipment & Supplies	31,077,660	—	—	31,077,660
Health Care Providers & Services	19,333,513	—	—	19,333,513
Health Care Technology	5,817,657	—	—	5,817,657
Hotel & Resort REITs	497,327	—	—	497,327
Hotels, Restaurants & Leisure	20,329,534	—	—	20,329,534
Household Durables	6,087,034	—	—	6,087,034
Household Products	520,679	—	—	520,679
Independent Power and Renewable Electricity Producers	7,385,289	—	—	7,385,289
Industrial REITs	133,441	—	—	133,441
Insurance	7,080,075	—	—	7,080,075
Interactive Media & Services	10,773,938	—	—	10,773,938
IT Services	4,324,959	—	—	4,324,959
Leisure Products	1,283,561	—	—	1,283,561
Life Sciences Tools & Services	6,030,845	—	—	6,030,845
Machinery	24,466,499	—	—	24,466,499
Marine Transportation	427,357	—	—	427,357
Media	1,229,486	—	—	1,229,486
Metals & Mining	7,981,864	—	—	7,981,864
Mortgage Real Estate Investment Trusts (REITs)	25,944	—	—	25,944
Office REITs	235,679	—	—	235,679
Oil, Gas & Consumable Fuels	19,088,460	—	—	19,088,460
Passenger Airlines	494,043	—	—	494,043
Personal Care Products	3,918,579	—	—	3,918,579
Pharmaceuticals	14,019,894	238,124	—	14,258,018
Professional Services	22,869,380	—	—	22,869,380
Real Estate Management & Development	2,142,524	—	—	2,142,524
Residential REITs	991,833	—	—	991,833
Retail REITs	722,368	—	—	722,368
Semiconductors & Semiconductor Equipment	26,310,209	—	—	26,310,209
Software	45,848,839	—	—	45,848,839
Specialized REITs	2,814,006	—	—	2,814,006
Specialty Retail	12,619,381	—	—	12,619,381
Technology Hardware, Storage & Peripherals	2,765,702	—	—	2,765,702
Textiles, Apparel & Luxury Goods	5,489,737	—	—	5,489,737
Tobacco	556,857	—	—	556,857
Trading Companies & Distributors	15,982,004	—	—	15,982,004
Preferred Securities	—	—	2,230,983	2,230,983

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Advantage Small Cap Growth Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Rights	$20,000	$—	$98,446	$118,446
Short-Term Securities
Money Market Funds	10,179,886	—	—	10,179,886

	$528,132,855	$238,124	$2,329,429	530,700,408

Investments valued at NAV(a)				17,340,156

				$548,040,564

Derivative Financial Instruments(b)
Assets
Equity Contracts	$—	$102,465	$—	$102,465

(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

16	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Assets and Liabilities (unaudited)

March 31, 2023

BlackRock Advantage Small Cap Growth Fund

ASSETS
Investments, at value — unaffiliated(a)(b)	$520,520,522
Investments, at value — affiliated(c)	27,520,042
Cash pledged:
Futures contracts	389,000
Foreign currency, at value(d)	12,443
Receivables:
Investments sold	3,590,445
Securities lending income — affiliated	4,179
Capital shares sold	371,991
Dividends — unaffiliated	48,964
Dividends — affiliated	19,439
From the Manager	63,770
Variation margin on futures contracts	107,150
Prepaid expenses	50,602

Total assets	552,698,547

LIABILITIES
Collateral on securities loaned	17,341,726
Payables:
Investments purchased	6,965,093
Administration fees	18,692
Capital shares redeemed	599,093
Investment advisory fees	126,157
Trustees’ and Officer’s fees	4,005
Other accrued expenses	282,017
Service and distribution fees	36,745

Total liabilities	25,373,528

NET ASSETS	$527,325,019

NET ASSETS CONSIST OF:
Paid-in capital	$618,992,878
Accumulated loss	(91,667,859)

NET ASSETS	$527,325,019

(a) Investments, at cost — unaffiliated	$482,037,219
(b) Securities loaned, at value	$17,140,288
(c) Investments, at cost — affiliated	$27,509,158
(d) Foreign currency, at cost	$12,297

F I N A N C I A L S T A T E M E N T S	17

Statement of Assets and Liabilities (unaudited) (continued)

March 31, 2023

BlackRock Advantage Small Cap Growth Fund

NET ASSET VALUE

Institutional

Net assets	$321,128,214

Shares outstanding	19,140,218

Net asset value	$16.78

Shares authorized	Unlimited

Par value	$0.001

Investor A

Net assets	$159,178,205

Shares outstanding	15,052,715

Net asset value	$10.57

Shares authorized	Unlimited

Par value	$0.001

Class K

Net assets	$40,122,984

Shares outstanding	2,391,738

Net asset value	$16.78

Shares authorized	Unlimited

Par value	$0.001

Class R

Net assets	$6,895,616

Shares outstanding	650,794

Net asset value	$10.60

Shares authorized	Unlimited

Par value	$0.001

See notes to financial statements.

18	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Operations (unaudited)

Six Months Ended March 31, 2023

BlackRock Advantage Small Cap Growth Fund

INVESTMENT INCOME
Dividends — unaffiliated	$1,805,214
Dividends — affiliated	98,892
Securities lending income — affiliated — net	49,856
Foreign taxes withheld	(5,840)

Total investment income	1,948,122

EXPENSES
Investment advisory	1,187,816
Transfer agent — class specific	498,387
Service and distribution — class specific	217,410
Administration	111,811
Administration — class specific	52,815
Custodian	48,187
Registration	45,124
Accounting services	32,576
Professional	30,825
Printing and postage	12,021
Trustees and Officer	4,775
Miscellaneous	9,544

Total expenses	2,251,291
Less:
Fees waived and/or reimbursed by the Manager	(294,867)
Administration fees waived by the Manager — class specific	(52,815)
Transfer agent fees waived and/or reimbursed — class specific	(376,052)

Total expenses after fees waived and/or reimbursed	1,527,557

Net investment income	420,565

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss from:
Investments — unaffiliated	(13,902,805)
Investments — affiliated	(688)
Futures contracts	(606,248)

(14,509,741)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	72,697,409
Investments — affiliated	(4,558)
Futures contracts	460,680
Foreign currency translations	1,176

73,154,707

Net realized and unrealized gain	58,644,966

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$59,065,531

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	19

Statements of Changes in Net Assets

Six Months Ended March 31, 2023

	BlackRock Advantage Small Cap Growth Fund

	Six Months Ended
	03/31/23	Year Ended
	(unaudited)	09/30/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$420,565	$1,350,201
Net realized loss	(14,509,741)	(95,741,139)
Net change in unrealized appreciation (depreciation)	73,154,707	(185,556,721)

Net increase (decrease) in net assets resulting from operations	59,065,531	(279,947,659)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(1,469,009)	(115,593,708)
Investor A	(805,964)	(52,502,280)
Class K	(196,279)	(6,860,754)
Class R	(16,243)	(2,324,079)

Decrease in net assets resulting from distributions to shareholders	(2,487,495)	(177,280,821)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(19,785,816)	(80,808,037)

NET ASSETS
Total increase (decrease) in net assets	36,792,220	(538,036,517)
Beginning of period	490,532,799	1,028,569,316

End of period	$527,325,019	$490,532,799

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

20	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Advantage Small Cap Growth Fund

	Institutional
	Six Months Ended 03/31/23 (unaudited)		Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19	Year Ended 09/30/18

Net asset value, beginning of period	$15.04		$25.11	$19.86	$18.01	$23.65	$21.37

Net investment income(a)	0.02		0.04	0.01	0.05	0.07	0.07
Net realized and unrealized gain (loss)	1.79		(6.20)	6.54	2.84	(2.03)	4.48

Net increase (decrease) from investment operations	1.81		(6.16)	6.55	2.89	(1.96)	4.55

Distributions(b)
From net investment income	(0.07)		—	(0.01)	(0.07)	(0.05)	(0.09)
From net realized gain	—		(3.91)	(1.29)	(0.97)	(3.63)	(2.18)

Total distributions	(0.07)		(3.91)	(1.30)	(1.04)	(3.68)	(2.27)

Net asset value, end of period	$16.78		$15.04	$25.11	$19.86	$18.01	$23.65

Total Return(c)
Based on net asset value	12.06	%(d)	(29.20)%	33.89%	16.32%	(6.80)%	23.62%

Ratios to Average Net Assets(e)
Total expenses	0.79	%(f)	0.71%	0.68%	0.73%	0.74%	0.82%

Total expenses after fees waived and/or reimbursed	0.50	%(f)	0.50%	0.50%	0.50%	0.50%	0.50%

Net investment income	0.24	%(f)	0.22%	0.04%	0.25%	0.40%	0.32%

Supplemental Data
Net assets, end of period (000)	$321,128		$300,391	$743,578	$508,084	$396,388	$502,400

Portfolio turnover rate	62%		102%	125%	126%	120%	129%

(a)	Based on average shares outstanding.

(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)	Where applicable, assumes the reinvestment of distributions.

(d)	Not annualized.

(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	21

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Small Cap Growth Fund (continued)

	Investor A
	Six Months Ended 03/31/23 (unaudited)		Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20		Year Ended 09/30/19	Year Ended 09/30/18

Net asset value, beginning of period	$9.50		$17.27	$14.01	$12.98		$18.25	$16.97

Net investment income (loss)(a)	(0.00	)(b)	0.00 (b)	(0.04)	0.00	(b)	0.02	0.01
Net realized and unrealized gain (loss)	1.12		(3.90)	4.57	2.04		(1.65)	3.47

Net increase (decrease) from investment operations	1.12		(3.90)	4.53	2.04		(1.63)	3.48

Distributions(c)
From net investment income	(0.05)		—	—	(0.04)		(0.01)	(0.02)
From net realized gain	—		(3.87)	(1.27)	(0.97)		(3.63)	(2.18)

Total distributions	(0.05)		(3.87)	(1.27)	(1.01)		(3.64)	(2.20)

Net asset value, end of period	$10.57		$9.50	$17.27	$14.01		$12.98	$18.25

Total Return(d)
Based on net asset value	11.80	%(e)	(29.32)%	33.54%	16.03%		(7.05)%	23.27%

Ratios to Average Net Assets(f)
Total expenses	1.02	%(g)	0.97%	0.96%	1.02%		1.00%	1.11%

Total expenses after fees waived and/or reimbursed	0.75	%(g)	0.75%	0.75%	0.75%		0.75%	0.75%

Net investment income (loss)	(0.01	)%(g)	0.01%	(0.21)%	0.00	%(h)	0.15%	0.06%

Supplemental Data
Net assets, end of period (000)	$159,178		$149,192	$225,211	$168,457		$178,847	$223,619

Portfolio turnover rate	62%		102%	125%	126%		120%	129%

(a)	Based on average shares outstanding.

(b)	Amount is less than $0.005 per share.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

(e)	Not annualized.

(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(g)	Annualized.

(h)	Amount is less than 0.005%.

See notes to financial statements.

22	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Small Cap Growth Fund (continued)

	Class K
	Six Months Ended 03/31/23 (unaudited)		Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19	Period from 01/25/18 to 09/30/18	(a)

Net asset value, beginning of period	$15.05		$25.11	$19.86	$18.01	$23.65	$20.82

Net investment income(b)	0.02		0.06	0.02	0.05	0.09	0.05
Net realized and unrealized gain (loss)	1.80		(6.20)	6.54	2.85	(2.04)	2.78

Net increase (decrease) from investment operations	1.82		(6.14)	6.56	2.90	(1.95)	2.83

Distributions(c)
From net investment income	(0.09)		—	(0.02)	(0.08)	(0.06)	—
From net realized gain	—		(3.92)	(1.29)	(0.97)	(3.63)	—

Total distributions	(0.09)		(3.92)	(1.31)	(1.05)	(3.69)	—

Net asset value, end of period	$16.78		$15.05	$25.11	$19.86	$18.01	$23.65

Total Return(d)
Based on net asset value	12.06	%(e)	(29.12)%	33.94%	16.37%	(6.75)%	13.59	%(e)

Ratios to Average Net Assets(f)
Total expenses	0.60	%(g)	0.57%	0.56%	0.58%	0.60%	0.67	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.45	%(g)	0.45%	0.45%	0.45%	0.45%	0.45	%(g)

Net investment income	0.28	%(g)	0.33%	0.08%	0.27%	0.52%	0.30	%(g)

Supplemental Data
Net assets, end of period (000)	$40,123		$34,153	$36,442	$13,264	$5,131	$2,221

Portfolio turnover rate	62%		102%	125%	126%	120%	129	%(i)

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)	Where applicable, assumes the reinvestment of distributions.

(e)	Not annualized.

(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(g)	Annualized.

(h)	Offering, board realignment and consolidation costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.68%.

(i)	Portfolio turnover is representative of the Fund for the entire year.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	23

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Small Cap Growth Fund (continued)

	Class R
	Six Months Ended 03/31/23 (unaudited)		Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19	Period from 03/02/18 to 09/30/18	(a)

Net asset value, beginning of period	$9.50		$17.26	$13.99	$12.96	$18.22	$15.55

Net investment loss(b)	(0.01)		(0.03)	(0.08)	(0.03)	(0.01)	(0.02)
Net realized and unrealized gain (loss)	1.13		(3.92)	4.57	2.03	(1.64)	2.69

Net increase (decrease) from investment operations	1.12		(3.95)	4.49	2.00	(1.65)	2.67

Distributions(c)
From net investment income	(0.02)		—	—	—	—	—
From net realized gain	—		(3.81)	(1.22)	(0.97)	(3.61)	—

Total distributions	(0.02)		(3.81)	(1.22)	(0.97)	(3.61)	—

Net asset value, end of period	$10.60		$9.50	$17.26	$13.99	$12.96	$18.22

Total Return(d)
Based on net asset value	11.82	%(e)	(29.57)%	33.25%	15.75%	(7.27)%	17.17	%(e)

Ratios to Average Net Assets(f)
Total expenses	1.32	%(g)	1.29%	1.26%	1.27%	1.30%	1.38	%(g)(h)

Total expenses after fees waived and/or reimbursed	1.00	%(g)	1.00%	1.00%	1.00%	1.00%	1.00	%(g)

Net investment loss	(0.26	)%(g)	(0.25)%	(0.45)%	(0.24)%	(0.10)%	(0.20	)%(g)

Supplemental Data
Net assets, end of period (000)	$6,896		$6,797	$11,713	$11,314	$16,019	$23,175

Portfolio turnover rate	62%		102%	125%	126%	120%	129	%(i)

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)	Where applicable, assumes the reinvestment of distributions.

(e)	Not annualized.

(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(g)	Annualized.

(h)	Offering, board realignment and consolidation costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.39%.

(i)	Portfolio turnover is representative of the Fund for the entire year.

See notes to financial statements.

24	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. BlackRock Advantage Small Cap Growth Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A Shares are generally available through financial intermediaries. Class R Shares are sold only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional, Class K and Class R Shares	No	No		None
Investor A Shares	Yes	No	(a)	None

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2023, if any, are disclosed in the Statement of Assets and Liabilities.

The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

N O T E S T O F I N A N C I A L S T A T E M E N T S	25

Notes to Financial Statements (unaudited) (continued)

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Fund has an arrangement with its custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Fund may incur charges on overdrafts, subject to certain conditions.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•

The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.

Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach

(i)  recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;

(ii) recapitalizations and other transactions across the capital structure; and

(iii)   market multiples of comparable issuers.

Income approach

(i)  future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;

(ii) quoted prices for similar investments or assets in active markets; and

(iii)   other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.

Cost approach

(i)  audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;

(ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;

(iii)   relevant news and other public sources; and

(iv)   known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

26	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

As of March 31, 2023, certain investments of the Fund were fair valued using NAV per share as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

4.	SECURITIES AND OTHER INVESTMENTS

Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can

N O T E S T O F I N A N C I A L S T A T E M E N T S	27

Notes to Financial Statements (unaudited) (continued)

resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Fund’s securities on loan by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received	(a)	Net Amount	(b)
Barclays Capital, Inc.	$346,992	$(346,992)	$—		$—
BofA Securities, Inc.	243,269	(238,175)	—		5,094
Citigroup Global Markets, Inc.	1,227,161	(1,225,133)	—		2,028
Credit Suisse Securities (USA) LLC	170,630	(170,630)	—		—
Deutsche Bank Securities, Inc.	23,212	(23,212)	—		—
Goldman Sachs & Co. LLC	9,089,341	(9,089,341)	—		—
J.P. Morgan Securities LLC	5,501,495	(5,501,495)	—		—
Jefferies LLC	203,639	(199,700)	—		3,939
National Financial Services LLC	114,622	(114,622)	—		—
SG Americas Securities LLC	28,720	(28,720)	—		—
State Street Bank & Trust Co.	99,038	(98,124)	—		914
Toronto-Dominion Bank	92,169	(91,800)	—		369

	$17,140,288	$(17,127,944)	$—		$12,344

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Statement of Assets and Liabilities.

(b)

The market value of the loaned securities is determined as of March 31, 2023. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter over-the-counter (“OTC”).

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

28	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:

Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.45%
$1 billion — $3 billion	0.42
$3 billion — $5 billion	0.41
$5 billion — $10 billion	0.39
Greater than $10 billion	0.38

Service and Distribution Fees: The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

Share Class	Service Fees	Distribution Fees
Investor A	0.25%	N/A
Class R	0.25	0.25%

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended March 31, 2023, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

	Investor A	Class R	Total
Service and distribution — class specific	$199,764	$17,646	$217,410

Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fees
First $500 million	0.0425%
$500 million - $1 billion	0.0400
$1 billion - $2 billion	0.0375
$2 billion - $4 billion	0.0350
$4 billion - $13 billion	0.0325
Greater than $13 billion	0.0300

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the six months ended March 31, 2023, the following table shows the class specific administration fees borne directly by each share class of the Fund:

	Institutional	Investor A	Class K	Class R	Total
Administration — class specific	$32,281	$15,986	$3,841	$707	$52,815

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended March 31, 2023, the Fund did not pay any amounts to affiliates in return for these services.

The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended March 31, 2023, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

	Institutional	Investor A	Class K	Class R	Total
Reimbursed amounts	$1,266	$7,135	$63	$215	$8,679

For the six months ended March 31, 2023, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:

	Institutional	Investor A	Class K	Class R	Total
Transfer agent — class specific	$333,835	$152,143	$4,090	$8,319	$498,387

Other Fees: For the six months ended March 31, 2023, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares for a total of $2,019.

N O T E S T O F I N A N C I A L S T A T E M E N T S	29

Notes to Financial Statements (unaudited) (continued)

For the six months ended March 31, 2023, affiliates received CDSCs in the amount of $643 for Investor A Shares.

Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended March 31, 2023, the amount waived was $1,882.

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended March 31, 2023, there were no fees waived by the Manager pursuant to this arrangement.

The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Institutional	Investor A	Class K	Class R
0.50%	0.75%	0.45%	1.00%

The Manager has agreed not to reduce or discontinue these contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended March 31, 2023, the Manager waived and/or reimbursed investment advisory fees of $292,985, which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.

In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived — class specific and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statement of Operations. For the six months ended March 31, 2023, class specific expense waivers and/or reimbursements were as follows:

	Institutional	Investor A	Class K	Class R	Total
Administration fees waived by the Manager — class specific	$32,281	$15,986	$3,841	$707	$52,815
Transfer agent fees waived and/or reimbursed — class specific	253,167	112,249	4,090	6,546	376,052

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended March 31, 2023, the Fund paid BIM $11,645 for securities lending agent services.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.

30	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended March 31, 2023, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

Purchases	Sales	Net Realized Loss
$ 5,721,459	$8,090,377	$(1,428,186)

7.	PURCHASES AND SALES

For the six months ended March 31, 2023, purchases and sales of investments, excluding short-term securities, were $327,671,792 and $352,075,338, respectively.

8.	INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of March 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of September 30, 2022, the Fund had qualified late-year losses as follows:

Amounts

Qualified late-year losses	$(101,906,288)

As of March 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Amounts

Tax cost	$523,617,391

Gross unrealized appreciation	$63,425,012
Gross unrealized depreciation	(38,899,374)

Net unrealized appreciation (depreciation)	$24,525,638

9.	BANK BORROWINGS

The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2023 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended March 31, 2023, the Fund did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

N O T E S T O F I N A N C I A L S T A T E M E N T S	31

Notes to Financial Statements (unaudited) (continued)

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.

The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 03/31/23		Year Ended 09/30/22

Share Class	Shares	Amount	Shares	Amount

Institutional
Shares sold	2,527,234	$41,603,822	8,591,972	$165,023,505
Shares issued in reinvestment of distributions	76,411	1,295,932	4,966,506	106,680,551
Shares redeemed	(3,429,812)	(57,260,542)	(23,209,219)	(401,357,271)

	(826,167)	$(14,360,788)	(9,650,741)	$(129,653,215)

32	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 03/31/23		Year Ended 09/30/22

Share Class	Shares	Amount	Shares	Amount

Investor A
Shares sold	726,017	$7,574,861	—	$—
Shares sold and automatic conversion of shares	—	—	2,703,355	37,172,113
Shares issued in reinvestment of distributions	73,507	786,533	3,762,589	51,133,587
Shares redeemed	(1,453,467)	(15,125,640)	(3,797,684)	(45,581,747)

	(653,943)	$(6,764,246)	2,668,260	$42,723,953

Investor C(a)
Shares sold	—	$—	22,340	$134,455
Shares redeemed and automatic conversion of shares	—	—	(1,993,947)	(12,371,803)

	—	$—	(1,971,607)	$(12,237,348)

Class K
Shares sold	417,588	$6,872,962	1,254,914	$25,091,011
Shares issued in reinvestment of distributions	10,941	185,452	319,402	6,860,754
Shares redeemed	(306,248)	(5,068,717)	(755,965)	(13,952,391)

	122,281	$1,989,697	818,351	$17,999,374

Class R
Shares sold	43,964	$462,575	149,655	$1,784,157
Shares issued in reinvestment of distributions	1,514	16,241	170,483	2,323,678
Shares redeemed	(109,809)	(1,129,295)	(283,774)	(3,748,636)

	(64,331)	$(650,479)	36,364	$359,199

	(1,422,160)	$(19,785,816)	(8,099,373)	$(80,808,037)

(a)	On October 28, 2021, the Fund’s issued and outstanding Investor C Shares converted into Investor A Shares.

12.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Fund’s financial statements was completed through the date the financial statements were issued and the following item was noted:

Effective April 13, 2023, the credit agreement was extended until April 2024 under the same terms.

N O T E S T O F I N A N C I A L S T A T E M E N T S	33

Statement Regarding Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock Funds (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for BlackRock Advantage Small Cap Growth Fund (the “Fund”), a series of the Trust, which is reasonably designed to assess and manage the Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Fund, met on November 8-9, 2022 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain BlackRock funds, as the program administrator for the Fund’s Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of the Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2021 through September 30, 2022 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing the Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish the Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to the Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the imposition of capital controls in certain countries.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing the Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether the Fund’s strategy is appropriate for an open-end fund structure with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a fund participated in borrowings for investment purposes (such as tender option bonds or reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a fund’s liquidity bucketing. Derivative exposure was also considered in such calculation.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish the Fund’s reasonably anticipated trading size utilized for liquidity classifications. The Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered the terms of the credit facility committed to the Fund, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V), and BlackRock Floating Rate Loan ETF, a series of BlackRock ETF Trust II). The Committee also considered other types of borrowing available to the funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

34	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Additional Information

General Information

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov. Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.

Availability of Proxy Voting Policies, Procedures and Voting Records

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 441-7762; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

A D D I T I O N A L I N F O R M A T I O N	35

Additional Information  (continued)

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Fund and Service Providers

Investment Adviser and Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Accounting Agent and Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Custodian

The Bank of New York Mellon

New York, NY 10286

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02116

Distributor

BlackRock Investments, LLC

New York, NY 10001

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Trust

100 Bellevue Parkway

Wilmington, DE 19809

36	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviation

CVR	Contingent Value Rights

NVS	Non-Voting Shares

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	37

Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

ASCG-3/23-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Section 302 Certifications are attached

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

2

(a)(4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

3

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock FundsSM

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: May 23, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: May 23, 2023

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock FundsSM

Date: May 23, 2023

4